UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   August 10, 2003
      ------------------------	   ---------------------	   ----------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			77 Data Records

Form 13F Information Table Value Total:			$139,281 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
June 30, 2003




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      (X$1000)  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
ABBOTT LABORATORIES              COMMON  002824100       838.9        19,172  X       SOLE              19,172
ALLERGAN INC                     COMMON  018490100       266.8         3,460  X       SOLE               3,460
AMERICAN INTERNATIONAL GROUP     COMMON  026874100     6,498.3       117,765  X       SOLE             117,765
AMGEN INC                        COMMON  031162100       766.7        11,627  X       SOLE              11,627
ANHEUSER BUSCH COS INC.          COMMON  035229100       398.3         7,803  X       SOLE               7,803
APPLEBEE'S INTL INC              COMMON  037899101       345.7        11,000  X       SOLE              11,000
AUTOMATIC DATA PROCESSING        COMMON  053015103       746.2        22,038  X       SOLE              22,038
BP AMOCO PLC ADS L.C.            ADS	 055622104       447.9        10,660  X       SOLE              10,660
BANKNORTH GROUP INC              COMMON  06646R107       582.2        22,815  X       SOLE              22,815
BRISTOL MYERS SQUIBB CO.         COMMON  110122108       246.1         9,063  X       SOLE               9,063
BUCKEYE-PARTNERS LP              COMMON  118230101     1,111.1        28,300  X       SOLE              28,300
CVS CORP DEL                     COMMON  126650100     2,613.4        93,234  X       SOLE              93,234
CARDINAL HEALTH INC.             COMMON  14149Y108     1,951.5        30,350  X       SOLE              30,350
CENTER BANCORP INC.              COMMON  151408101       199.9        13,400  X       SOLE              13,400
CISCO SYSTEMS INC                COMMON  17275R102     2,196.5       130,822  X       SOLE             130,822
CITIGROUP INC                    COMMON  172967101       226.8         5,299  X       SOLE               5,299
COSTCO WHOLESALE CORP            COMMON  22160K105     2,920.1        79,784  X       SOLE              79,784
DELL COMPUTER CORP.              COMMON  247025109     3,501.1       109,960  X       SOLE             109,960
DREYFUS PREMIER NJ MUNI BOND FD  COMMON  26202T107       391.3        29,049  X       SOLE              29,049
EMC CORP                         COMMON  268648102       893.7        85,360  X       SOLE              85,360
EXXON MOBIL CORPORATION          COMMON  30231G102     2,215.4        61,692  X       SOLE              61,692
FANNIE MAE                       COMMON  313586100     8,330.5       123,525  X       SOLE             123,525
FIDELITY INTERMEDIATE BOND FD    COMMON  315912105       262.9        24,143  X       SOLE              24,143
SPARTAN 500 INDEX FUND #317      COMMON  315912204       686.8        10,212  X       SOLE              10,212
FIDELITY GOVERNMENT INCOME FUND  COMMON  316172105       229.9        21,625  X       SOLE              21,625
FIDELITY GINNIE MAE FUND         COMMON  31617K105       799.6        71,265  X       SOLE              71,265
FIRST DATA CORP                  COMMON  319963104       393.7         9,500  X       SOLE               9,500
FLEET BOSTON FINL CORP           COMMON  339030108       550.8        18,538  X       SOLE              18,538
FOREST LABS INC                  COMMON  345838106     2,624.7        47,940  X       SOLE              47,940
FRANKLIN NJ TAX FREE CL C        CL A    354723561       349.9        28,539  X       SOLE              28,539
GANNETT CO INC                   COMMON  364730101       245.8         3,200  X       SOLE               3,200
GENERAL ELECTRIC CO              COMMON  369604100     1,960.2        68,347  X       SOLE              68,347
GILLETTE CO.                     COMMON  375766100       557.8        17,507  X       SOLE              17,507
GLAXOSMITHKLEIN PLC ADS          ADS     37733W105       636.1        15,690  X       SOLE              15,690
INTEL CORP                       COMMON  458140100     6,273.4       301,462  X       SOLE             301,462
INTERNAP NETWORK SERVICES CORP   COMMON  45885A102        51.0        50,000  X       SOLE              50,000
INTERNATIONAL BUSINESS MACHS     COMMON  459200100       449.8         5,452  X       SOLE               5,452
JOHNSON & JOHNSON                COMMON  478160100    12,229.2       236,541  X       SOLE             236,541
L-3 COMMUNICATIONS HLDG          COMMON  502424104     1,963.6        45,150  X       SOLE              45,150
LEAPFROG ENTERPRISES             COMMON  52186N106     1,119.7        35,200  X       SOLE              35,200
LIBERTY MEDIA GROUP CL A         cL A    530718105       346.8        30,000  X       SOLE              30,000
LOWES COMPANIES INC              COMMON  548661107     5,592.1       130,200  X       SOLE             130,200
MEDTRONIC, INC.                  COMMON  585055106     2,337.8        48,734  X       SOLE              48,734
MERCK & CO                       COMMON  589331100     2,697.3        44,546  X       SOLE              44,546
MICROSOFT CORP.                  COMMON  594918104     5,365.2       209,250  X       SOLE             209,250
NET2PHONE INC                    COMMON  64108N106        43.7        10,000  X       SOLE              10,000
NEXUS GROUP INTL INC             COMMON  653331108         1.5        50,000  X       SOLE              50,000
NOKIA CORP ADR                   ADR     654902204     1,336.2        81,329  X       SOLE              81,329
OM GROUP                         COMMON  670872100       147.3        10,000  X       SOLE              10,000
NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102       251.3        15,000  X       SOLE              15,000
OMNICOM GROUP                    COMMON  681919106       301.1         4,200  X       SOLE               4,200
ORACLE CORP                      COMMON  68389X105       275.2        22,910  X       SOLE              22,910
PEPSICO INC.                     COMMON  713448100     6,448.2       144,904  X       SOLE             144,904
PFIZER, INC.                     COMMON  717081100    12,595.0       368,813  X       SOLE             368,813
PROCTER & GAMBLE                 COMMON  742718100       661.7         7,420  X       SOLE               7,420
PULTE HOMES INC                  COMMON  745867101       681.3        11,050  X       SOLE              11,050
QUALCOMM INC                     COMMON  747525103       266.9         7,425  X       SOLE               7,425
QUEST DIAGNOSTICS                COMMON  74834L100       234.1         3,670  X       SOLE               3,670
SAFEWAY INC                      COMMON  786514208       526.5        25,735  X       SOLE              25,735
ST PAUL COMPANIES                COMMON  792860108       686.4        18,800  X       SOLE              18,800
SCOTTS COMPANY OHIO CLASS A      CL A    810186106     2,399.3        48,470  X       SOLE              48,470
SUN MICROSYSTEMS                 COMMON  866810104       670.0       144,078  X       SOLE             144,078
SYSCO CORP                       COMMON  871829107     4,459.2       148,443  X       SOLE             148,443
TIFFANY & CO.                    COMMON  886547108     1,650.6        50,507  X       SOLE              50,507
UNCOMMON VALUE UNIT TR 2000 SER  COMMON  904310182         8.2        15,926  X       SOLE              15,926
UNITED PARCEL SERVICE            COMMON  911312106     3,974.9        62,400  X       SOLE              62,400
US INTERNETWORKING INC.          COMMON  917311805        0.05        50,000  X       SOLE              50,000
VALLEY NAT'L BANCORP.            COMMON  919794107     3,639.0       138,101  X       SOLE             138,101
VANGUARD BOND INDEX FUND INC     COMMON  921937108       124.1        11,792  X       SOLE              11,792
VISHAY INTERTECHNOLOGY INC       COMMON  928298108       672.1        50,917  X       SOLE              50,917
VODAFONE GROUP PLC               COMMON  92857W100       267.2        13,600  X       SOLE              13,600
WACHOVIA CORP 2ND NEW            COMMON  929903102       333.9         8,357  X       SOLE               8,357
WAL-MART STORES                  COMMON  931142100     1,136.3        21,172  X       SOLE              21,172
WALGREEN CO                      COMMON  931422109       201.7         6,700  X       SOLE               6,700
WASHINGTON MUTUAL INC            COMMON  939322103     3,498.1        84,700  X       SOLE              84,700
WELLS FARGO & COMPANY            COMMON  949746101     5,803.1       115,141  X       SOLE             115,141
ZIMMER HOLDINGS INC              COMMON  98956P102       574.4        12,751  X       SOLE              12,751